Average Annual Total Returns - Xtrackers Japan JPX-Nikkei 400 Equity ETF	Xtrackers Japan JPX-Nikkei 400 Equity ETF before tax Inception Date	Xtrackers Japan JPX-Nikkei 400 Equity ETF before tax 1 Year	Xtrackers Japan JPX-Nikkei 400 Equity ETF before tax 5 Years	Xtrackers Japan JPX-Nikkei 400 Equity ETF before tax Since Inception	Xtrackers Japan JPX-Nikkei 400 Equity ETF After tax on distributions 1 Year	Xtrackers Japan JPX-Nikkei 400 Equity ETF After tax on distributions 5 Years	Xtrackers Japan JPX-Nikkei 400 Equity ETF After tax on distributions Since Inception	Xtrackers Japan JPX-Nikkei 400 Equity ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers Japan JPX-Nikkei 400 Equity ETF After tax on distributions and sale of fund shares 5 Years	Xtrackers Japan JPX-Nikkei 400 Equity ETF After tax on distributions and sale of fund shares Since Inception	JPX-Nikkei 400 Index (reflects no deductions for fees, expenses or taxes) 1 Year	JPX-Nikkei 400 Index (reflects no deductions for fees, expenses or taxes) 5 Years	JPX-Nikkei 400 Index (reflects no deductions for fees, expenses or taxes) Since Inception	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Jun. 24, 2015	14.29%	8.33%	6.68%	13.94%	8.06%	6.42%	9.02%	6.68%	5.35%	14.17%	8.51%	6.84%	10.65%	8.93%	5.47%